Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 18,836.5	$ 272.4	₨ 17,992.1
Software and systems	29,855.2	431.7	24,554.4
Equipment and furniture	73,601.8	1,064.2	64,927.1
Property and equipment, at cost	122,293.5	1,768.3	107,473.6
Less: Accumulated depreciation	79,105.7	1,143.8	68,505.5
Property and equipment, net	₨ 43,187.8	$ 624.5	₨ 38,968.1